Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Depreciation and amortization	$ 4,414	$ 2,030
Loss carryforwards	3,348	1,887
Lease liabilities	1,296	0
Tax credit carryforwards	1,183	556
Equity-based compensation	64	12
Total deferred tax assets	10,305	4,485
Valuation allowance for deferred tax assets	(8,991)	(4,485)
Total deferred tax assets, net of valuation allowance	1,314	0
Deferred tax liability
Right-of-use assets	(1,314)	0
Net deferred tax assets (liability)	$ 0	$ 0